Leases - Schedule of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Operating leases	$ 25.1	$ 22.3	$ 20.2
Short-term leases	6.6	4.6	3.2
Finance leases	1.2	1.1	1.4
Interest on lease liabilities	0.2	0.2	0.2
Total lease expense	$ 33.1	$ 28.2	$ 25.0